Parent Company, Other shareholders, Associates And Other Related Parties Balances and Tansactions - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Aug. 17, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Percentage of charge equivalent to net sales for service received	1.00%
Key Management fees		$ 197,127	$ 121,352	$ 191,789
Key management personnel compensation, other long-term employee benefits		$ 15,020